INCOME AND SOCIAL CONTRIBUTION TAXES	6 Months Ended
Jun. 30, 2022
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

12.INCOME AND SOCIAL CONTRIBUTION TAXES

12.1.Deferred taxes

The Company calculates income tax and social contribution taxes, current and deferred, based on the rates of 15% plus an additional 10% on taxable income in excess of R$240 for IRPJ and 9% for CSLL, on the net income. Balances are recognized in the Company's income on the accrual basis.

Associates located in Brazil have their taxes calculated and provisioned in accordance with current legislation and their specific tax regime, including, in some cases, presumed profit method. The associates located abroad are taxed in their respective jurisdictions, according to local regulations.

Deferred income and social contribution taxes are recognized at the net amounts in non-current assets or liabilities.

In Brazil, the Law nº. 12,973/14 revoked article 74  of Provisional Measure nº. 2,158/01 and determines that the parcel of the adjustment of the value of the investment in associate, direct and indirect, located abroad, equivalent to the profit earned by it before income tax, except for exchange rate variation, must be added in the determination of taxable income and the social contribution calculation basis of the controlling entity located in Brazil, at each year ended.

Management’s Company believes on the validity of the provisions of international treaties entered into Brazil to avoid double taxation. In order to guarantee its right to non-double taxation, the Company filed a lawsuit in April 2019, which aims at a non-double taxation, in Brazil, of profit earned by its associate located in Austria, according to Law n°. 12,973/14. Due to the preliminary injunction granted in favor of the Company in the records of the aforementioned lawsuit, the Company decided not to add the profit from Suzano International Trading GmbH, located in Austria, in determining of taxable income and social contribution basis of the net profit of the Company for the six-month period ended June 30, 2022. There is no provision for tax related to the profit of such associate in 2022.

12.1.1.Deferred income and social contribution taxes

	June 30,	December 31,
	2022	2021
Tax loss	1,262,655	1,156,876
Negative tax basis of social contribution	462,012	411,074

Assets temporary differences
Provision for judicial liabilities	208,797	249,345
Operating provisions and other losses	910,580	965,130
Exchange rate variation	4,949,546	6,555,202
Derivatives losses ("MtM")	684,371	2,193,693
Amortization of fair value adjustment on business combination	690,809	699,535
Unrealized profit on inventories	315,563	298,888
Leases	339,827	373,372
	9,824,160	12,903,115

Liabilities temporary differences
Goodwill - Tax benefit on unamortized goodwill	884,796	746,489
Property, plant and equipment - deemed cost	1,269,389	1,316,859
Accelerated tax depreciation	906,997	944,949
Borrowing cost	131,245	99,399
Fair value of biological assets	437,938	430,966
Deferred taxes, net of fair value adjustment	413,050	427,313
Tax credits - gains in tax lawsuit (exclusion of ICMS from the PIS and COFINS contribution tax basis)	194,121	198,027
Provision of deferred taxes on results of associates abroad	170,135
Other temporary differences	12,745	9,184
	4,420,416	4,173,186

Non-current assets	5,404,862	8,729,929
Non-current liabilities	1,118

Tax losses and accelerated tax depreciation are only achieved by the Income Tax (“IRPJ”), and the negative basis of social contribution only by CSLL, other tax bases were subject to both taxes.

12.1.2.Breakdown of accumulated tax losses and social contribution tax loss carryforwards

	June 30,	December 31,
	2022	2021
Tax loss carry forward	5,050,620	4,627,504
Negative tax basis of social contribution carryforward	5,133,467	4,567,489

12.1.3.Rollforward of deferred tax assets

	June 30,	December 31,
	2022	2021
Beginning balance	8,729,929	8,676,432
Tax loss	105,779	143,868
Negative tax basis of social contribution	50,938	81,662
Provision for judicial liabilities	(40,548)	16,245
Reversal of operating provisions and other losses	(54,550)	(53,467)
Exchange rate variation	(1,605,656)	442,296
Derivative gains (“MtM”)	(1,509,322)	(110,140)
Amortization of fair value adjustment on business combination	5,537	22,996
Unrealized profit on inventories	16,675	122,041
Lease	(33,545)	86,306
Goodwill - Tax benefit on unamortized goodwill	(138,307)	(276,614)
Property, plant and equipment - deemed cost	47,470	68,783
Accelerated tax depreciation	37,952	80,187
Borrowing cost	(31,846)	10,637
Fair value of biological assets	(6,972)	(225,586)
Deferred taxes on the result of associates abroad	(170,135)	(33,893)
Credits on exclusion of ICMS from the PIS/COFINS tax base	3,906	(154,468)
Other temporary differences	(3,561)	(167,356)
Ending balance	5,403,744	8,729,929

12.2.Reconciliation of the effects of income tax and social contribution on profit or loss

	June 30,	June 30,
	2022	2021
Net income (loss) before taxes	13,937,137	9,888,881
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(4,738,627)	(3,362,220)

Tax effect on permanent differences
Taxation (difference) on profit of associates in Brazil and abroad (1)	1,473,037	1,162,607
Equity method	3,164	30,724
Thin capitalization (2)	(198,725)	(364,176)
Credit related to Reintegra Program	3,677	3,615
Director bonus	(11,176)	(14,096)
Tax incentives (3)	22,464	3,886
Donations, fines and other	(3,052)	(67,781)
	(3,449,238)	(2,607,441)
Income tax
Current	(116,819)	(148,847)
Deferred	(2,446,211)	(1,806,012)
	(2,563,030)	(1,954,859)
Social Contribution
Current	(5,818)	(6,816)
Deferred	(880,390)	(645,766)
	(886,208)	(652,582)
Income and social contribution benefits (expenses) on the period	(3,449,238)	(2,607,441)

Effective rate of income and social contribution tax expenses	24.75%	26.37%

1)	The effect of the difference in taxation of associates is substantially due to the difference between the nominal rates of Brazil and associates abroad.
2)

The Brazilian thin capitalization rules establish that interest paid or credited by a Brazilian entity to a related party abroad may only be deducted for income tax and social contribution purposes if the interest expense is viewed as necessary for the activities of the local entity and when determined limits and requirements are met. On June 30, 2022 and December 31, 2021, the Company did not meet all limits and requirements therefore the expense is not deductible for the period.

3)

Income tax and social contribution deduction on profit or loss referring to the use of the (i) tax incentives applicable to ICMS (ii) exploitation profit (iii) PAT benefit (“Worker Food Program”) and (v) extension of maternity and paternity leave.

12.3.Tax incentives

Company has a tax incentive for the partial reduction of the income tax obtained by the operations carried out in areas of the Northeast Development Superintendence (“SUDENE”) in the Mucuri (BA), Eunápolis – Veracel (BA), Imperatriz (MA) and Aracruz – Portocel (ES) regions and in areas of the Superintendence of the Amazon Development (“SUDAM”) in the Belém (PA) regions. The IRPJ reduction incentive is calculated based on the activity profit (exploitation profit) and considers the allocation of the operating profit by the incentive production levels for each product. The incentive of lines 1 and 2 of Mucuri (BA) facility expire, respectively, in 2024 and 2027, Imperatriz facility, expire in 2024, Eunápolis – Veracel (BA) and Belém (PA) facility, expire in 2025 and Aracruz - Portocel (ES), expire in 2030.